U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.        Name and address of issuer:  MFS Growth Opportunities Fund
                                       500 Boylston Street
                                       Boston, MA 02116

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
          issuer, check the box but do not list series or classes):   X

--------------------------------------------------------------------------------
3.        Investment Company Act File Number:  811-2032
          Securities Act File Number:            2-36431

--------------------------------------------------------------------------------
4(a).     Last day of fiscal year for which this notice is filed:

                                December 31, 2000

--------------------------------------------------------------------------------
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c). Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                $715,249,149
          during the fiscal year pursuant to                      ______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                 $349,201,870
          or repurchased during the fiscal year:                 _______________

  (iii)   Aggregate price of securities redeemed or              $455,226,588
          repurchased during any prior fiscal year               _______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items          $804,428,458
          5(ii) and 5(iii)]:                                     _______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)     $
          [subtract  Item 5(iv)from Item5(i)]:                   _______________

   (vi)   Redemption credits available for use in future         $(89,179,309)
          years -if Item 5(i) is less than item 5(iv)[subtract   _______________
          Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee           x   0.00025
          (See Instruction C.9):                                 ______________

 (viii)   Registration fee due [multiply item 5(v) by Item      =$    0
          5 (vii)] (enter "0" if no fee is due):                 ______________
--------------------------------------------------------------------------------
6.        Prepaid Shares

          If the response to Item 5(i) was  determined by
          deducting an amount of securities  that  were
          registered  under the  Securities  Act of 1993
          pursuant  to rule 24e-2 as in effect  before
          October 11,  1997,  then report the  amount of
           securities  (number  of shares or other  units)
          deducted  here:                   ___________-.  If there is a number
          of shares or other units that were registered
          pursuant to rule 24e-2 remaining unsold at the
          end of the  fiscal  year for  which  this
          form is filed  that are available  for use by
          the issuer in future  fiscal  years,  then state
          that number here:                  _______-.

--------------------------------------------------------------------------------

7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's
          fiscal year (see Instruction D):                      +$______________

--------------------------------------------------------------------------------
8.        Total of the amount of the registration fee due plus  =$
          any interest due [line 5(viii) plus line 7]:           _______________

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery -

--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY AND
                                 ASSISTANT CLERK
--------------------------------------------------------------------------------
                               James R. Bordewick, Jr., Assistant Secretary and
                                 Assistant Clerk
--------------------------------------------------------------------------------

Date: June 27, 2001
-------------------------------------------------------------------------------

*Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------








                                        June 27, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Amended Rule 24f-2 Notice for MFS Growth Opportunities Fund (File Nos.: 811-2032; 2-36431)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is one copy of the Trust's amended Rule 24f-2 Notice with respect to its fiscal year ended December 31, 2000. This amended Notice reflects the correct calculation of the registration fee which was incorrect in the Trust's Rule 24f-2 Notice filing made on March 29, 2001 (Accession Number 0000912938-01-000250) due to the use of the wrong figure for aggregate sale price.

     No fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,





                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal
                                          Operations Manager

Enclosures